Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Line Items]
Profit/(loss) for the period		€ (337.3)	€ 136.5	€ 36.4	€ (167.5)
Other comprehensive (loss)/income:
Actuarial gains/(losses) on defined benefit pension plans		19.4	2.9	(23.6)	0.0
Taxation (charge)/credit on remeasurement of defined benefit pension plans		(6.1)	(2.0)	(6.3)	0.0
Items not reclassified to the Consolidated Statement of Profit or Loss		13.3	0.9	(29.9)	0.0
Foreign currency (loss) / gain		(1.7)	0.0	0.0	88.9
Loss on investment in foreign subsidiary, net of hedge		(2.7)	(0.8)	(0.5)	0.0
Effective portion of changes in fair value of cash flow hedges		1.6	(16.4)	10.1	0.0
Taxation credit/(charge) relating to components of other comprehensive income		(0.5)	5.0	(2.8)	0.0
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss		(3.3)	(12.2)	6.8	88.9
Other comprehensive (loss)/income for the period, net of tax		10.0	(11.3)	(23.1)	88.9
Total comprehensive income/(loss) for the period attributable to Owners of the Parent Company		€ (327.3)	€ 125.2	€ 13.3	€ (78.6)
Predecessor
Statement of Comprehensive Income [Line Items]
Profit/(loss) for the period	€ (128.0)
Other comprehensive (loss)/income:
Actuarial gains/(losses) on defined benefit pension plans	(2.5)
Taxation (charge)/credit on remeasurement of defined benefit pension plans	0.7
Items not reclassified to the Consolidated Statement of Profit or Loss	(1.8)
Foreign currency (loss) / gain	44.7
Loss on investment in foreign subsidiary, net of hedge	0.0
Effective portion of changes in fair value of cash flow hedges	0.0
Taxation credit/(charge) relating to components of other comprehensive income	0.0
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	44.7
Other comprehensive (loss)/income for the period, net of tax	42.9
Total comprehensive income/(loss) for the period attributable to Owners of the Parent Company	€ (85.1)